Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
EPB 005 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Fair Value and NAV [Table Text Block]	The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

	Level 1
	December 31, 2024	December 31, 2023

Mutual funds	$546,520,034	$472,962,759
Essential Utilities, Inc. common stock	39,798,740	44,881,156

Investments Measured Using NAV per Share Practical Expedient

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2024 and 2023, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	2024	2023	Unfunded	Redemption Frequency (if	Redemption
	Fair Value	Fair Value	Commitment	currently eligible)	Notice Period

Common Trust Fund	$20,985,706	$26,839,344	$-	Daily	12 or 30 months